Reserves	12 Months Ended
Dec. 31, 2018
Reserves
Reserves

27.        Reserves

Equity-settled employee benefits reserve

The equity-settled employee benefits reserve related to share options and RSUs granted by the Company to the Group’s employees and service providers under stock incentive plans. Items included in equity-settled employee benefits reserve will not be reclassified subsequently to profit or loss.

Foreign currency translation reserve

Exchange differences relating to the translation of the results and net assets of the Group’s foreign operations from their functional currencies to the Group’s presentation currency (i.e. United States dollars) are recognized directly in other comprehensive income and accumulated in the foreign currency translation reserve. Exchange differences previously accumulated in the foreign currency translation reserve (in respect of translating both the net assets of foreign operations and hedges of foreign operations) are reclassified to profit or loss on the disposal/deconsolidation of the foreign operation.

Change in value of available-for-sale financial assets

The changes in the carrying amount of available-for-sale financial assets, which were initially recognized at fair value plus transaction costs and subsequently carried at fair value, recognized in other comprehensive income and accumulated under the heading of investments revaluation reserve. When the investment is disposed of or is determined to be impaired, the cumulative gain or loss previously accumulated in the investments revaluation reserve is reclassified to profit or loss.

The adoption of IFRS 9 Financial Instruments from January 1, 2018 resulted in changes in accounting policies and adjustments to the amounts recognized in the financial statements. In accordance with the transitional provisions in IFRS 9, comparative figures have not been restated. Related fair value losses of US$1.1 million were transferred from the available-for-sale financial assets reserve to retained earnings on January 1, 2018.

Convertible bonds equity reserve

The conversion option from the issuance of convertible bonds classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument (i.e. convertible bond) as a whole. This is recognized and included in equity, net of income tax effects, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share premium. Where the conversion option remains unexercised at the maturity date of the convertible bond, the balance recognized in equity will be transferred to retained earnings. No gain or loss is recognized in profit or loss upon conversion or expiration of the conversion option.

Defined benefit plan reserve

Defined benefit plan reserve recorded the changes of fair value of the defined benefit obligation due to LFoundry’s employees. LFoundry’s employees are entitled to a defined benefit plan. Actuarial gains and losses can result from increases or decreases in the present value of a defined benefit obligation due to experience adjustments or changes in actuarial assumptions.

Trattamento di Fine Rapport (“TFR”) relates to the amounts that employees in Italy are entitled to receive when they leave the Group and is calculated based on the period of employment and the taxable earnings of each employee. Under certain conditions, the entitlement may be partially advanced to an employee during the employee’s working life.

Under the amendments of the Italian legislation in the first half of 2007, companies with at least 50 employees are obliged to transfer the TFR to the “Treasury Fund” managed by the Italian state-owned social security body (“INPS”) or to supplementary pension funds. Prior to the amendments, accruing TFR for employees of all Italian companies could be managed by the Group itself.

Consequently, the Italian companies’ obligation to INPS and the contributions to supplementary pension funds take the form, under IAS 19 revised, of “Defined contribution plans” whereas the amounts recorded in the TFR liability retain the nature of “Defined benefit plans”. Accordingly, TFR liability consists of the residual obligation for TFR until December 31, 2006. This is an unfunded defined benefit plan as the benefits have already been almost entirely earned, with the sole exception of future revaluations. Since 2007 the scheme has been classified as a defined contribution plan, and the companies under IFRS recognize the associated cost, being the required contributions to the pension funds, over the period in which the employee renders service.

The Group operates defined benefit plans in Italy under broadly similar regulatory frameworks, which is an unfunded plan where the Group meets the benefit payment obligation as it falls due. The level of benefits provided depends on members’ length of service and their salary in the final years leading up to retirement. The TFR in payment is generally updated in line with the retail price index.

he amounts recognized in the statement of financial position and the movements in the net defined benefit obligation over the year are as follows:
USD’000
As at August 1, 2016	27,569
Interest expense recognized in profit or loss	87
Actuarial gains recognized in other comprehensive income	(1,520)
Exchange differences	(1,875)
Contribution to employees	(48)
As at December 31, 2016	24,213
Interest expense recognized in profit or loss	376
Actuarial losses recognized in other comprehensive income	436
Exchange differences	3,455
Contribution to employees	(318)
Balance at December 31, 2017	28,162
Interest expense recognized in profit or loss	314
Actuarial gains recognized in other comprehensive income	(129)
Exchange differences	(1,223)
Contribution to employees	(649)
Balance at December 31, 2018	26,475

The defined benefit obligation has been included in liabilities directly associated with assets classified as held-for-sale.

The significant actuarial assumptions used by Lab4Value S.r.l., an Italian company operated in the consultancy of TFR actuarial valuation, were as follows:

	12/31/18	12/31/17	12/31/16
Discount rate (%)	1.38%	1.18%	1.37%
Inflation rate (%)	1.50%	1.50%	1.50%
Salary growth rate (%)	1.50%	1.50%	1.50%
Labor turnover rate (%)	2.65%	2.65%	2.65%
Probability of request of advances of TFR (%)	1.50%	1.50%	1.50%
Percentage required in case of advance (%)	70.00%	70.00%	70.00%

	12/31/18	12/31/17	12/31/16
Number of employees with TFR	1,390	1,485	1,421
Average age (years)	48	47	46
Average seniority (years)	22	20	20

The sensitivity analysis of the defined benefit obligation was as follows:

	12/31/18	12/31/17	12/31/16
Discount rate (+0.5%)	-5.59%	-5.85%	-6.05%
Discount rate (-0.5%)	6.07%	6.38%	6.61%
Rate of payments increases (+20%)	-0.33%	-0.65%	-0.57%
Rate of payments decreases (-20%)	0.35%	0.71%	0.63%
Rate of price inflation increases (+0.5%)	3.62%	3.80%	3.94%
Rate of price inflation decreases (-0.5%)	-3.56%	-3.72%	-3.86%
Rate of salary increases (+0.5%)	—%	—%	—%
Rate of salary decreases (-0.5%)	—%	—%	—%
Increase the retirement age (+1 year)	0.40%	0.49%	0.38%
Decrease the retirement age (-1 year)	-0.43%	-0.52%	-0.40%
Increase longevity (+1 year)	—%	—%	—%
Decrease longevity (-1 year)	—%	—%	—%

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the defined benefit liability recognized in the statement of financial position.

Cash flow hedges

The hedging reserve is used to record gains or losses on derivatives that are designated and qualify as cash flow hedges and that are recognized in other comprehensive income, as described in note 40. Amounts will be reclassified to profit or loss when the associated hedged transaction affects profit or loss.

Share of other comprehensive income of joint ventures accounted for using the equity method

The reserve of share of other comprehensive income of joint ventures accounted for using the equity method was recognized as the Group’s share of the change in value of available-for-sale financial assets of the joint ventures.

The adoption of IFRS 9 Financial Instruments from January 1, 2018 resulted in changes in accounting policies and adjustments to the amounts recognized in the financial statements. In accordance with the transitional provisions in IFRS 9, comparative figures have not been restated. Related fair value gains of US$17.6 million were transferred from the reserve of share of other comprehensive income of joint ventures accounted for using the equity method to retained earnings on January 1, 2018.